RECLASSIFICATIONS	9 Months Ended
Mar. 27, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
RECLASSIFICATIONS
26.	RECLASSIFICATIONS
Certain comparative amounts have been reclassified to conform with current period presentation.